Financial Risk Management (Details) - Schedule of liabilities measured at fair value based on level 3 - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
US$
Balance	$ 6,200,109
Acquired during the period	171,899,214	8,735,145
Settlement by digital assets, for the period	(145,494,892)	(2,533,106)
Fair value gains recognized in profit or loss	5,269,003	(1,930)
Balance	$ 37,873,434	$ 6,200,109